Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

FIRST QUARTER REPORT

January 31, 2024

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 83.71%
	Automotive - 6.39%
295,243	Bayerische Motoren Werke AG (Germany)	$30,720,943
245,633	Mercedes-Benz Group AG (Germany)	16,583,368

		47,304,311

	Banks - 10.50%
2,998,475	Bank of Ireland Group PLC (Ireland)	27,573,916
414,147	Comerica, Inc.	21,775,850
2,198,228	Deutsche Bank AG (Germany)	28,396,121

		77,745,887

	Brokerages & Exchanges - 1.16%
4,227,162	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	8,591,124

	Building Products - 5.76%
739,479	Buzzi SpA (Italy)	25,134,879
851,200	Taiheiyo Cement Corp. (Japan)	17,519,669

		42,654,548

	Capital Equipment - 2.91%
268,800	Horiba, Ltd. (Japan)	21,566,922

	Consumer Products - 1.96%
475,470	Fila Holdings Corp. (South Korea)	14,484,714

	Diversified Holding Companies - 6.02%
3,560,480	CK Hutchison Holdings, Ltd. (Cayman Islands)	18,389,242
771,000	Jardine Cycle & Carriage, Ltd. (Singapore)	14,877,247
3,318,103	Quinenco S.A. (Chile)	11,276,840

		44,543,329

	Energy - Refining & Marketing - 3.95%
5,136,860	Ultrapar Participacoes S.A. (Brazil)	29,217,809

	Financial Services - 2.53%
481,253	Lazard, Inc.	18,759,242

	Forest Products & Paper - 1.76%
842,646	Interfor Corp. (Canada) (a)	13,036,585

	Insurance - 2.71%
716,482	Old Republic International Corp.	20,090,155

	Media - 2.39%
31,680,582	S4 Capital PLC (United Kingdom) (a)(b)	17,664,870

	Metals & Mining - 13.29%
7,562,750	Capstone Copper Corp. (Canada) (a)	37,238,577

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals & Mining (continued)
2,255,391	Lundin Mining Corp. (Canada)	$18,419,572
665,308	Warrior Met Coal, Inc.	42,692,814

		98,350,963

	Non-U.S. Real Estate Operating Companies - 1.79%
17,593,700	Genting Singapore, Ltd. (Singapore)	13,212,967

	Oil & Gas Production & Services - 10.28%
1,728,113	Subsea 7, S.A. (Luxembourg)	23,291,479
446,891	Tidewater, Inc. (a)	30,026,606
368,192	Valaris, Ltd. (Bermuda) (a)	22,780,039

		76,098,124

	Retail - 2.33%
436,400	Seven & i Holdings Co., Ltd. (Japan)	17,235,543

	Transportation & Logistics - 7.98%
251,900,377	Cia Sud Americana de Vapores S.A. (Chile)	18,151,565
4,579,913	easyJet PLC (United Kingdom) (a)	32,064,168
623,225	Hawaiian Holdings, Inc. (a)	8,880,956

		59,096,689

	Total Common Stocks (Cost $427,420,184)	619,653,782

Short-Term Investments - 15.16%
112,209,812	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.220% (c)	112,209,812

	Total Short-Term Investments (Cost $112,209,812)	112,209,812

	Total Investment Portfolio - 98.87% (Cost $539,629,996)	731,863,594
	Other Assets less Liabilities - 1.13%	8,358,447

	NET ASSETS - 100.00%.	$740,222,041

	Investor Class:
	Net assets applicable to 360,013 shares outstanding	$23,225,770

	Net asset value, offering and redemption price per share	$64.51

	Institutional Class:

	Net assets applicable to 11,121,360 shares outstanding	$711,888,317

	Net asset value, offering and redemption price per share	$64.01

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Z Class:
Net assets applicable to 79,837 shares outstanding	$5,107,954

Net asset value, offering and redemption price per share	$63.98

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at January 31, 2024.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Metals & Mining	13.29%
Banks	10.50
Oil & Gas Production & Services	10.28
Transportation & Logistics	7.98
Automotive	6.39
Diversified Holding Companies	6.02
Building Products	5.76
Energy - Refining & Marketing	3.95
Capital Equipment	2.91
Insurance	2.71
Financial Services	2.53
Media	2.39
Retail	2.33
Consumer Products	1.96
Non-U.S. Real Estate Operating Companies	1.79
Forest Products & Paper	1.76
Brokerages & Exchanges	1.16
Short-Term Investments	15.16
Other Assets less Liabilities	1.13

Total	100.00%

Country Concentration	% of Net Assets

United States	34.36%
Germany	10.23
Canada	9.28
Japan	7.61
United Kingdom	6.72
Chile	3.97
Brazil	3.95
Singapore	3.80
Ireland	3.72
Italy	3.39
Luxembourg	3.15
Bermuda	3.08
Cayman Islands	2.49
South Korea	1.96
Mexico	1.16

Total	98.87%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 88.01%
	Bank & Thrifts - 17.79%
101,965	Prosperity Bancshares, Inc.	$6,516,583
209,426	Southside Bancshares, Inc.	6,555,034
149,079	UMB Financial Corp.	12,299,018
198,882	Washington Trust Bancorp, Inc.	5,530,908

		30,901,543

	Conglomerates - 4.83%
2,329	Seaboard Corp.	8,391,387

	Consulting & Information Technology Services - 4.00%
50,040	ICF International, Inc.	6,957,562

	Consumer Discretionary - 9.52%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,082,345
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,035,967
456,257	Hamilton Beach Brands Holding Co., Class A	8,413,379

		16,531,691

	Financials - 4.92%
170,678	Encore Capital Group, Inc. (a)	8,547,554

	Healthcare - 4.60%
108,120	Collegium Pharmaceutical, Inc. (a)	3,563,635
159,717	Supernus Pharmaceuticals, Inc. (a)	4,420,967

		7,984,602

	Home Building - 3.09%
155,515	TRI Pointe Homes, Inc. (a)	5,369,933

	Industrial Equipment - 3.90%
31,880	Alamo Group, Inc.	6,767,486

	Industrial Services - 9.55%
16,131	Comfort Systems USA, Inc.	3,508,009
67,643	MYR Group, Inc. (a)	9,730,445
19,790	UniFirst Corp.	3,352,822

		16,591,276

	Insurance & Reinsurance - 7.80%
39,059	Investors Title Co.	6,532,618
520,931	ProAssurance Corp.	7,011,731

		13,544,349

	Materials/Diversified Chemicals - 2.31%
539,769	LSB Industries, Inc. (a)	4,015,881

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals Manufacturing - 4.14%
110,739	Kaiser Aluminum Corp.	$7,186,961

	Oil & Gas Production & Services - 5.27%
136,371	Tidewater, Inc. (a)	9,162,768

	Real Estate - 4.22%
126,222	FRP Holdings, Inc. (a)	7,333,498

	U.S. Real Estate Investment Trusts - 2.07%
144,881	InvenTrust Properties Corp.	3,597,395

	Total Common Stocks (Cost $101,106,294)	152,883,886

Closed-End Funds - 2.40%
	Financials - 2.40%
111,210	Central Securities Corp.	4,164,814

	Total Closed-End Funds (Cost $3,007,113)	4,164,814

Short-Term Investments - 8.72%
15,152,463	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.220% (b)	15,152,463

	Total Short-Term Investments (Cost $15,152,463)	15,152,463

	Total Investment Portfolio - 99.13% (Cost $119,265,870)	172,201,163
	Other Assets less Liabilities - 0.87%	1,517,227

	NET ASSETS - 100.00%.	$173,718,390

	Investor Class:
	Net assets applicable to 282,539 shares outstanding	$5,372,398

	Net asset value, offering and redemption price per share	$19.01

	Institutional Class:
	Net assets applicable to 8,443,921 shares outstanding	$166,287,882

	Net asset value, offering and redemption price per share	$19.69

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Z Class:
Net assets applicable to 104,014 shares outstanding	$2,058,110

Net asset value, offering and redemption price per share	$19.79

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at January 31, 2024.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Bank & Thrifts	17.79%
Industrial Services	9.55
Consumer Discretionary	9.52
Insurance & Reinsurance	7.80
Financials	7.32
Oil & Gas Production & Services	5.27
Conglomerates	4.83
Healthcare	4.60
Real Estate	4.22
Metals Manufacturing	4.14
Consulting & Information Technology Services	4.00
Industrial Equipment	3.90
Home Building	3.09
Materials/Diversified Chemicals	2.31
U.S. Real Estate Investment Trusts	2.07
Short-Term Investments	8.72
Other Assets less Liabilities	0.87

Total	100.00%

Country Concentration	% of Net Assets

United States	99.13%

Total	99.13%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at January 31, 2024 (Unaudited)

Principal Amount‡		Security†	Value

Corporate Bonds - 0.19%
		U.S. Real Estate Operating Companies - 0.19%
539,854		Five Point Operating Co. LP / Five Point Capital Corp., 10.500%, due 1/15/28 (a)	$551,445

		Total Corporate Bonds (Cost $566,220)	551,445

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
42,863	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 5.912% Cash or Payment-in-kind Interest, due 10/30/24 (Luxembourg)(b)(c)(d)(e)	—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 91.46%
		Consulting/Management - 9.73%
172,613		CBRE Group, Inc., Class A (f)	14,898,228
111,702		Fidelity National Financial, Inc.	5,588,451
48,529		Jones Lang LaSalle, Inc. (f)	8,592,545

			29,079,224

		Forest Products & Paper - 7.07%
319,603		Rayonier, Inc., REIT	9,683,971
349,255		Weyerhaeuser Co., REIT	11,445,086

			21,129,057

		Industrial Services - 6.01%
281,074		U-Haul Holding Co.	17,952,196

		Non-U.S. Homebuilder - 3.80%
187,474		Berkeley Group Holdings PLC (United Kingdom)	11,352,425

		Non-U.S. Real Estate Consulting/Management - 4.79%
124,499		Brookfield Asset Management, Ltd., Class A (Canada)	5,003,615
724,407		Savills PLC (United Kingdom)	9,299,755

			14,303,370

		Non-U.S. Real Estate Investment Trusts - 10.57%
692,674		Big Yellow Group PLC (United Kingdom)	10,016,088
1,115,309		Ingenia Communities Group (Australia)	3,230,544
5,466,885		National Storage REIT (Australia)	8,198,763

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Investment Trusts (continued)
914,284	Segro PLC (United Kingdom)	$10,154,103

		31,599,498

	Non-U.S. Real Estate Operating Companies - 16.48%
465,921	Brookfield Corp. (Canada)	18,487,745
2,379,586	CK Asset Holdings, Ltd. (Cayman Islands)	10,737,511
2,794,015	Grainger PLC (United Kingdom)	9,319,531
3,670,760	Wharf Holdings Ltd. (The) (Hong Kong)	10,724,816

		49,269,603

	Retail-Building Products - 1.97%
27,733	Lowe’s Cos., Inc.	5,902,692

	U.S. Homebuilder - 12.34%
115,286	DR Horton, Inc.	16,475,523
147,147	Lennar Corp., Class B	20,416,646

		36,892,169

	U.S. Real Estate Investment Trusts - 14.78%
319,932	American Homes 4 Rent, Class A	11,213,617
146,543	First Industrial Realty Trust, Inc.	7,549,895
219,768	InvenTrust Properties Corp.	5,456,840
110,088	Prologis, Inc.	13,947,049
47,804	Sun Communities, Inc., REIT	5,992,231

		44,159,632

	U.S. Real Estate Operating Companies - 3.92%
3,110,153	Five Point Holdings, LLC, Class A (f)	10,854,434
4,909,472	Trinity Place Holdings, Inc. (f)(g)(h)	852,284
1	Trinity Place Holdings, Inc. Special Stock (b)(e)(f)(g)(h)	—

		11,706,718

	Total Common Stocks (Cost $208,997,112)	273,346,584

Preferred Stocks - 5.63%
	Mortgage Finance - 5.63%
2,361,500	Federal Home Loan Mortgage Corp., 8.375% (f)	8,832,010
2,037,550	Federal National Mortgage Association, 8.250% (f)	8,007,571

	Total Preferred Stocks (Cost $8,503,450)	16,839,581

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 2.32%
6,934,264	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.220% (i)	$6,934,264

	Total Short-Term Investments (Cost $6,934,264)	6,934,264

Purchased Options - 0.00%
	Total Purchased Options (see below for details) (Cost $14,400)	—

	Total Investment Portfolio - 99.60% (Cost $225,064,902)	297,671,874
	Other Assets less Liabilities - 0.40%	1,199,463

	NET ASSETS - 100.00%	$298,871,337

	Investor Class:
	Net assets applicable to 983,461 shares outstanding	$20,833,519

	Net asset value, offering and redemption price per share	$21.18

	Institutional Class:
	Net assets applicable to 12,698,190 shares outstanding	$269,866,350

	Net asset value, offering and redemption price per share	$21.25

	Z Class:
	Net assets applicable to 385,752 shares outstanding	$8,171,468

	Net asset value, offering and redemption price per share	$21.18

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees. (c) Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer. (d) Variable rate security. The rate disclosed is in effect as of January 31, 2024.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. (f) Non-income producing security.
(g)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(h)	Security subject to restrictions on resale.

At January 31, 2024, the restricted securities had a total market value of $852,284 or 0.29% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit

4,909,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$21,666,726	$0.17
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	—	0.01

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

(i)	Rate disclosed represents 30-day yield at January 31, 2024.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
EUR:	Euro.
REIT:	Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	16.48%
U.S. Real Estate Investment Trusts	14.78
U.S. Homebuilder	12.34
Non-U.S. Real Estate Investment Trusts	10.57
Consulting/Management	9.73
Forest Products & Paper	7.07
Industrial Services	6.01
Mortgage Finance	5.63
Non-U.S. Real Estate Consulting/Management	4.79
U.S. Real Estate Operating Companies	4.11
Non-U.S. Homebuilder	3.80
Retail-Building Products	1.97
Purchased Options*	0.00
Short-Term Investments	2.32
Other Assets less Liabilities	0.40

Total	100.00%

*	Amount less than 0.01%.

Country Concentration	% of Net Assets

United States	63.96%
United Kingdom	16.78
Canada	7.86
Australia	3.82
Cayman Islands	3.59
Hong Kong	3.59
Luxembourg*	0.00

Total	99.60%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	18,000,000	$18,000,000	8.00 HKD	02/07/24	$—

Total Purchased Options (Cost $14,400)						$—

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 96.33%
	Lodging & Hotels - 4.65%
746,300	Mandarin Oriental International, Ltd. (Bermuda)	$1,119,450
2,814,000	Shangri-La Asia, Ltd. (Bermuda) (a)	1,748,630

		2,868,080

	Non-U.S. Homebuilder - 11.20%
90,173	Aedas Homes S.A. (Spain) (b)	1,722,915
24,059	Berkeley Group Holdings PLC (United Kingdom)	1,456,885
2,807,379	Glenveagh Properties PLC (Ireland) (a)(b)	3,719,604

		6,899,404

	Non-U.S. Real Estate Investment Trusts - 31.26%
221,885	Big Yellow Group PLC (United Kingdom)	3,208,464
38,797	Boardwalk Real Estate Investment Trust (Canada)	2,014,229
1,148,128	FIBRA Macquarie Mexico (Mexico) (b)	2,197,329
491,506	Helical PLC (United Kingdom)	1,280,030
1,088,759	Ingenia Communities Group (Australia)	3,153,640
2,177,542	National Storage REIT (Australia)	3,265,690
111,261	Segro PLC (United Kingdom)	1,235,673
62,649	Shurgard Self Storage, Ltd. (Guernsey)	2,905,778

		19,260,833

	Non-U.S. Real Estate Operating Companies - 49.22%
772,000	Capitaland Investment, Ltd. (Singapore)	1,694,763
859,321	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	3,265,235
221,448	CTP NV (Netherlands) (b)	3,778,812
1,823,800	ESR Group Ltd. (Cayman Islands) (b)	2,331,315
789,925	Grainger PLC (United Kingdom)	2,634,821
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,231,790
95,700	Nomura Real Estate Holdings, Inc. (Japan)	2,618,898
709,834	StorageVault Canada, Inc. (Canada)	2,835,218
146,093	Sun Hung Kai Properties, Ltd. (Hong Kong)	1,363,544
5,362,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,839,826
2,245,000	Swire Pacific, Ltd., Class B (Hong Kong)	2,645,587
213,400	Tosei Corp. (Japan)	3,081,592

		30,321,401

	Total Common Stocks (Cost $54,795,969)	59,349,718

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 2.91%
1,791,467	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.220% (c)	$1,791,467

	Total Short-Term Investments (Cost $1,791,467)	1,791,467

	Total Investment Portfolio - 99.24% (Cost $56,587,436)	61,141,185
	Other Assets less Liabilities - 0.76%	467,127

	NET ASSETS - 100.00%	$61,608,312

	Institutional Class:
	Net assets applicable to 2,909,372 shares outstanding	$34,360,630

	Net asset value, offering and redemption price per share	$11.81

	Z Class:
	Net assets applicable to 2,235,964 shares outstanding	$27,247,682

	Net asset value, offering and redemption price per share	$12.19

Notes:
(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate disclosed represents 30-day yield at January 31, 2024.
†	U.S. issuer unless otherwise noted.
REIT:	Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	49.22%
Non-U.S. Real Estate Investment Trusts	31.26
Non-U.S. Homebuilder	11.20
Lodging & Hotels	4.65
Short-Term Investments	2.91
Other Assets less Liabilities	0.76

Total	100.00%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2024 (Unaudited)

Country Concentration	% of Net Assets

United Kingdom	15.93%
Australia	10.42
Japan	9.25
Mexico	8.87
Canada	7.87
Cayman Islands	6.78
Hong Kong	6.51
Netherlands	6.13
Ireland	6.04
Guernsey	4.71
Bermuda	4.65
Brazil	3.62
United States	2.91
Spain	2.80
Singapore	2.75

Total	99.24%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

January 31, 2024 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2024 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2024 (Unaudited)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2024:

Third Avenue Value Fund

Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Automotive	$47,304,311	$—	$47,304,311	$—
Banks	77,745,887	21,775,850	55,970,037	—
Brokerages & Exchanges	8,591,124	8,591,124	—	—
Building Products	42,654,548	—	42,654,548	—
Capital Equipment	21,566,922	—	21,566,922	—
Consumer Products	14,484,714	—	14,484,714	—
Diversified Holding Companies	44,543,329	11,276,840	33,266,489	—
Energy - Refining & Marketing	29,217,809	29,217,809	—	—
Financial Services	18,759,242	18,759,242	—	—
Forest Products & Paper	13,036,585	13,036,585	—	—
Insurance	20,090,155	20,090,155	—	—
Media	17,664,870	—	17,664,870	—
Metals & Mining	98,350,963	98,350,963	—	—
Non-U.S. Real Estate Operating Companies	13,212,967	—	13,212,967	—
Oil & Gas Production & Services	76,098,124	52,806,645	23,291,479	—
Retail	17,235,543	—	17,235,543	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2024 (Unaudited)

Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Transportation & Logistics	$59,096,689	$27,032,521	$32,064,168	$—

Total Common Stocks	619,653,782	300,937,734	318,716,048	—

Short-Term Investments:	112,209,812	112,209,812	—	—

Total Short-Term Investments	112,209,812	112,209,812	—	—

Total Value of Investments	$731,863,594	$413,147,546	$318,716,048	$—

Third Avenue Small-Cap Value Fund
Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Bank & Thrifts	$30,901,543	$30,901,543	$—	$—
Conglomerates	8,391,387	8,391,387	—	—
Consulting & Information Technology Services	6,957,562	6,957,562	—	—
Consumer Discretionary	16,531,691	16,531,691	—	—
Financials	8,547,554	8,547,554	—	—
Healthcare	7,984,602	7,984,602	—	—
Home Building	5,369,933	5,369,933	—	—
Industrial Equipment	6,767,486	6,767,486	—	—
Industrial Services	16,591,276	16,591,276	—	—
Insurance & Reinsurance	13,544,349	13,544,349	—	—
Materials/Diversified Chemicals	4,015,881	4,015,881	—	—
Metals Manufacturing	7,186,961	7,186,961	—	—
Oil & Gas Production & Services	9,162,768	9,162,768	—	—
Real Estate	7,333,498	7,333,498	—	—
U.S. Real Estate Investment Trusts	3,597,395	3,597,395	—	—

Total Common Stocks	152,883,886	152,883,886	—	—

Closed-End Funds:
Financials	4,164,814	4,164,814	—	—

Total Closed-End Funds	4,164,814	4,164,814	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2024 (Unaudited)

Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Short-Term Investments:	$15,152,463	$15,152,463	$—	$—

Total Short-Term Investments	15,152,463	15,152,463	—	—

Total Value of Investments	$172,201,163	$172,201,163	$—	$—

Third Avenue Real Estate Value Fund
Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Consulting/Management	$29,079,224	$29,079,224	$—	$—
Forest Products & Paper	21,129,057	21,129,057	—	—
Industrial Services	17,952,196	17,952,196	—	—
Non-U.S. Homebuilder	11,352,425	—	11,352,425	—
Non-U.S. Real Estate Consulting/Management	14,303,370	14,303,370	—	—
Non-U.S. Real Estate Investment Trusts	31,599,498	—	31,599,498	—
Non-U.S. Real Estate Operating Companies	49,269,603	27,807,276	21,462,327	—
Retail-Building Products	5,902,692	5,902,692	—	—
U.S. Homebuilder	36,892,169	36,892,169	—	—
U.S. Real Estate Investment Trusts	44,159,632	44,159,632	—	—
U.S. Real Estate Operating Companies	11,706,718	11,706,718	—	—	*

Total Common Stocks	273,346,584	208,932,334	64,414,250	—	*

Corporate Bonds:
U.S. Real Estate Operating Companies	551,445	—	551,445	—

Total Corporate Bonds	551,445	—	551,445	—

Preferred Stocks:
Mortgage Finance	16,839,581	16,839,581	—	—

Total Preferred Stocks	16,839,581	16,839,581	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—	*

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2024 (Unaudited)

Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^		Level 3 Significant Unobservable Inputs

Purchased Options:	$—	$—	$—	*	$—

Total Purchased Options	—	—	—	*	—

Short-Term Investments:	6,934,264	6,934,264	—		—

Total Short-Term Investments	6,934,264	6,934,264	—		—

Total Value of Investments	$297,671,874	$232,706,179	$64,965,695		$—	*

Third Avenue International Real Estate Value Fund
Assets	Total Value at 1/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^		Level 3 Significant Unobservable Inputs

Common Stocks:
Lodging & Hotels	$2,868,080	$1,119,450	$1,748,630		$—
Non-U.S. Homebuilder	6,899,404	5,442,519	1,456,885		—
Non-U.S. Real Estate Investment Trusts	19,260,833	5,491,588	13,769,245		—
Non-U.S. Real Estate Operating Companies	30,321,401	10,967,064	19,354,337		—

Total Common Stocks	59,349,718	23,020,621	36,329,097		—

Short-Term Investments:	1,791,467	1,791,467	—		—

Total Short-Term Investments	1,791,467	1,791,467	—		—

Total Value of Investments	$61,141,185	$24,812,088	$36,329,097		$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2024 (Unaudited)

in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2024, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	1/31/24
Other (a)	$-	*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended January 31, 2024 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Jan. 31, 2024	Value at Oct. 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2024	Investment Income
S4 Capital PLC	31,680,582	$18,639,343	$4,825,822	$—	$—	$(5,800,295)	$17,664,870	$—

Total Affiliates		$18,639,343	$4,825,822	$—	$—	$(5,800,295)	$17,664,870	$—

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Jan. 31, 2024	Value at Oct. 31, 2023		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2024		Investment Income
Trinity Place Holdings, Inc.	4,909,472	$1,889,671		$—	$—	$—	$(1,037,387)	$852,284		$—
Trinity Place Holdings, Inc. Special Stock	1	—	*	—	—	—	—	—	*	—

Total Affiliates		$1,889,671		$—	$—	$—	$(1,037,387)	$852,284		$—

*	Investment fair valued at $0.